Commitments and Contingencies - Narrative (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Long-term Purchase Commitment [Line Items]
Amount payable for license agreement (less than)	$ 135,800,000
Loss contingency accrual	0	$ 0
Maximum
Long-term Purchase Commitment [Line Items]
Amount payable for license agreement (less than)	$ 100,000